INCOME TAXES (Narrative) (Details)		3 Months Ended
	Jul. 04, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Line Items]
Effective tax rate		14.00%	1.00%
Bonus depreciation rate for assets placed in service	100.00%	100.00%